Summary of significant accounting policies - Oil and natural gas properties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Exploratory wells capitalized whose proved reserves are yet to be determined			$ 0	$ 0
Interest costs capitalized			0	0	$ 0
Depletion and accretion recognized	$ 33,800,000	$ 16,100,000	$ 105,300,000	$ 94,200,000	79,500,000
Impairments of long-lived assets					$ 5,725,000